OMB APPROVAL

OMB Number: 3235-0578 Expires: Feb. 2, 2006 Estimated average burden hours per response: 20.0

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-08365

Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 4 of its series, Evergreen Core Bond Fund, Evergreen Strategic Core Bond Portfolio, and Evergreen Select High Yield Bond Fund, for the quarter ended July 31, 2004. These 3 series have an April 30 fiscal year end. Evergreen International Bond Fund, for the quarter ended July 31, 2004. This series has an October 30 fiscal year end.

Date of reporting period:	July 31, 2004

Item 1 — Schedule of Investments

EVERGREEN STRATEGIC CORE BOND PORTFOLIO SCHEDULE OF INVESTMENTS
July 31, 2004 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 3.2%
Residential Asset Mtge. Products, Inc., Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	$250,000	$261,736
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	240,000	241,226

Total Asset-Backed Securities (cost $505,066)		502,962

COLLATERALIZED MORTGAGE OBLIGATIONS 35.6%
FHLMC:
Ser. 2668, Class AD, 4.00%, 01/15/2015	235,000	235,910
Ser. 2727, Class PD, 4.50%, 06/15/2029	205,000	200,616
Ser. 2748, Class LD, 4.50%, 06/15/2016	135,000	133,792
Ser. 2773, Class ED, 4.50%, 08/15/2017	105,000	101,879
Ser. 2780, Class BD, 4.50%, 10/15/2017	190,000	192,089
Ser. 2780, Class TH, 5.00%, 09/15/2029	190,000	190,708
Ser. 2827, Class TC, 5.00%, 10/15/2017 	125,000	126,375
Ser. 2827, Class TD, 5.00%, 02/15/2030 	170,000	168,810
FNMA:
Ser. 1999-8, Class QD, 6.00%, 03/25/2014	374,255	390,653
Ser. 2001-50, Class BA, 7.00%, 10/25/2041	156,653	167,080
Ser. 2001-51, Class QN, 6.00%, 10/25/2016	245,000	255,287
Ser. 2001-T7, Class A1, 7.50%, 02/25/2041	162,934	175,230
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	245,000	257,140
Ser. 2002-14, Class PE, 6.00%, 01/25/2032	680,000	715,239
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	77,015	83,153
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	97,834	104,346
Ser. 2002-T19, Class A-1, 6.50%, 07/25/2042	266,656	279,739
Ser. 2003-W6, Class 2A, 5.00%, 09/25/2042	170,000	172,631
Ser. 2004 W1, Class 1A4, 5.50%, 11/25/2043	190,000	195,296
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	354,527	374,475
Ser. 2004-W8, Class 183, 5.30%, 06/25/2044	170,000	172,949
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	188,216	204,921
Ser. 2001-C2, Class A2, 6.65%, 11/15/2027	180,000	199,089
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	120,000	114,650
Morgan Stanley Capital, Inc., Ser. 1997-XL1, Class A1, 6.59%, 10/3/2030	49,242	49,287
Washington Mutual, Ser. 2004-AR7, Class A6, 3.96%, 07/25/2034	205,000	200,385
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-5, Class A7, 3.54%, 08/25/2034  #	155,000	148,800

Total Collateralized Mortgage Obligations (cost $5,622,736)		5,610,529

CORPORATE BONDS 21.1%
CONSUMER DISCRETIONARY 4.2%
Automobiles 2.1%
Ford Motor Co., 6.38%, 02/01/2029	200,000	169,737
General Motors Corp., 7.20%, 01/15/2011	150,000	156,997

		326,734

Media 1.4%
Comcast Cable Communications Corp., 6.20%, 11/15/2008	100,000	107,082
Time Warner, Inc., 7.63%, 04/15/2031	100,000	110,347

		217,429

Multi-line Retail 0.7%
May Department Stores Co., 7.45%, 09/15/2011	100,000	113,242

FINANCIALS 11.3%
Capital Markets 1.5%
Merrill Lynch & Co., Inc., 3.13%, 07/15/2008	100,000	96,849
Morgan Stanley Co., Inc., 3.88%, 01/15/2009	150,000	147,383

		244,232

[1]

EVERGREEN STRATEGIC CORE BOND PORTFOLIO SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS (continued)
FINANCIALS (continued)
Commercial Banks 3.3%
Bank America Corp., 4.38%, 12/01/2010	$175,000	$172,730
PNC Funding Corp., 7.50%, 11/01/2009	300,000	342,621

		515,351

Consumer Finance 3.5%
Household Finance Corp., 6.40%, 06/17/2008	250,000	270,813
USAA Capital Corp., 5.59%, 12/20/2006 144A	265,000	279,910

		550,723

Real Estate 2.0%
Duke Realty LP, 7.05%, 03/01/2006 REIT	300,000	314,443

Thrifts & Mortgage Finance 1.0%
Washington Mutual, Inc., 6.88%, 06/15/2011	150,000	165,977

INDUSTRIALS 1.3%
Machinery 1.3%
Ingersoll Rand Co., 6.25%, 05/15/2006	200,000	210,879

TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 1.7%
BellSouth Corp., 6.38%, 06/01/2028	175,000	174,237
Sprint Capital Corp., 6.88%, 11/15/2028	100,000	99,810

		274,047

Wireless Telecommunications Services 1.2%
Vodafone Group plc, 7.75%, 02/15/2010	160,000	184,724

UTILITIES 1.4%
Electric Utilities 1.4%
Carolina Power & Light Co., 6.50%, 07/15/2012	200,000	217,679

Total Corporate Bonds (cost $3,102,637)		3,335,460

MORTGAGE-BACKED SECURITIES 19.5%
FHLMC, 6.00%, 04/01/2014	106,144	111,183
FNMA:
4.50%, TBA #	325,000	319,719
6.00%, 05/01/2009-11/01/2017	547,550	572,947
6.41%, 06/01/2011	581,076	630,447
6.50%, 07/01/2032	220,994	230,979
7.32%, 12/01/2010	428,612	485,758
7.50%, 11/01/2029	146,264	156,712
7.53%, 05/01/2007	394,463	426,346
GNMA, 4.00%, 08/20/2029	140,463	140,704

Total Mortgage-Backed Securities (cost $3,044,658)		3,074,795

U.S. TREASURY OBLIGATIONS 13.1%
U.S. Treasury Bonds, 6.00%, 02/15/2026	1,460,000	1,594,424
U.S. Treasury Notes:
2.38%, 08/15/2006	415,000	412,471
3.50%, 01/15/2011	59,701	66,609

Total U.S. Treasury Obligations (cost $2,037,775)		2,073,504

YANKEE OBLIGATIONS - CORPORATE 0.6%
MATERIALS 0.6%
Metals & Mining 0.6%
Alcan Aluminum, Ltd., 6.13%, 12/15/2033 (cost $101,913)	100,000	98,783

[2]

EVERGREEN STRATEGIC CORE BOND PORTFOLIO SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 7.0%
MUTUAL FUND SHARES 7.0%
Evergreen Institutional Money Market Fund ø ## (cost $1,099,621)	1,099,621	$1,099,621

Total Investments (cost $15,514,406) 100.1%		15,795,654
Other Assets and Liabilities (0.1%)		(15,888)

Net Assets 100.0%		$15,779,766

	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under the guidelines established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
#	When-issued or delayed delivery security
##	All or a portion of the security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

FHLMC      Federal Home Loan Mortgage Corp.
FNMA        Federal National Mortgage Association
GNMA       Government National Mortgage Association
REIT           Real Estate Investment Trust
TBA            To Be Announced

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $15,559,971. The gross unrealized appreciation and depreciation on securities based on tax cost was $362,022 and $126,339, respectively, with a net unrealized appreciation of $235,683.

[3]

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS

July 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS 92.7%
CONSUMER DISCRETIONARY 26.9%
Auto Components 2.1%
Dana Corp., 9.00%, 08/15/2011	$4,000,000	$4,740,000
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	4,497,000	4,474,515
HLI Operating, Inc., 10.50%, 06/15/2010	2,197,000	2,499,088

		11,713,603

Distributors 1.1%
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012	5,800,000	6,104,500

Hotels, Restaurants & Leisure 6.2%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	5,000,000	5,650,000
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	6,250,000	6,843,750
Friendly Ice Cream Corp., 8.375%, 06/15/2012	2,815,000	2,730,550
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	6,250,000	6,914,062
MTR Gaming Group, Inc., 9.75%, 04/01/2010	4,846,000	5,160,990
Prime Hospitality Corp., Ser. B, 8.375%, 05/01/2012	435,000	460,013
Seneca Gaming Corp., 7.25%, 05/01/2012 144A	4,365,000	4,375,912
Town Sports International, Inc., 9.625%, 04/15/2011	3,500,000	3,403,750

		35,539,027

Household Durables 3.3%
Meritage Corp., 9.75%, 06/01/2011	2,200,000	2,442,000
Schuler Homes, Inc., 10.50%, 07/15/2011	3,400,000	3,910,000
Standard Pacific Corp., 7.75%, 03/15/2013	6,250,000	6,453,125
WCI Communities, Inc., 9.125%, 05/01/2012	5,595,000	6,070,575

		18,875,700

Media 6.2%
CSC Holdings, Inc., 7.625%, 04/01/2011	1,150,000	1,167,250
Dex Media West LLC, 8.50%, 08/15/2010	4,250,000	4,696,250
Emmis Operations Co., 6.875%, 05/15/2012 144A	2,920,000	2,868,900
Houghton Mifflin Co., 8.25%, 02/01/2011	6,250,000	6,406,250
LIN TV Corp., 6.50%, 05/15/2013	6,250,000	6,093,750
Mediacom LLC:
7.875%, 02/15/2011	1,075,000	994,375
9.50%, 01/15/2013	4,090,000	3,803,700
Medianews Group, Inc., 6.875%, 10/01/2013	6,250,000	6,093,750
R.H. Donnelley Finance Corp., 10.875%, 12/15/2012	2,500,000	2,937,500

		35,061,725

Multi-line Retail 0.6%
Saks, Inc., 9.875%, 10/01/2011	3,205,000	3,717,800

Specialty Retail 6.7%
Adesa, Inc., 7.625%, 06/15/2012	4,365,000	4,468,669
Central Garden & Pet Co., 9.125%, 02/01/2013	2,500,000	2,700,000
Cole National Group, Inc., 8.875%, 05/15/2012	5,405,000	5,918,475
CSK Auto, Inc., 7.00%, 01/15/2014	5,700,000	5,415,000
Group 1 Automotive, Inc., 8.25%, 08/15/2013	3,725,000	3,892,625
Michaels Stores, Inc., 9.25%, 07/01/2009	3,800,000	4,165,750
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	3,050,000	3,431,250
Steinway Musical Instruments, Inc., 8.75%, 04/15/2011	2,390,000	2,593,150
United Auto Group, Inc., 9.625%, 03/15/2012	3,095,000	3,404,500
Warnaco Group, Inc., 8.875%, 06/15/2013	2,000,000	2,185,000

		38,174,419

Textiles, Apparel & Luxury Goods 0.7%
Fruit of the Loom, Inc., 8.875%, 04/15/2006  † •	8,000,000	80,000
Oxford Industries, Inc., 8.875%, 06/01/2011 144A	3,875,000	4,146,250

		4,226,250

[1]

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS (continued)
CONSUMER STAPLES 4.3%
Food & Staples Retailing 1.3%
Ingles Markets, Inc., 8.875%, 12/01/2011	$1,660,000	$1,751,300
Rite Aid Corp., 8.125%, 05/01/2010	5,455,000	5,741,387

		7,492,687

Food Products 3.0%
Corn Products Intl., Inc.:
8.25%, 07/15/2007	3,950,000	4,315,375
8.45%, 08/15/2009	1,550,000	1,732,125
Del Monte Foods Co., 8.625%, 12/15/2012	4,248,000	4,651,560
Dole Food Co., Inc., 7.25%, 06/15/2010	6,250,000	6,218,750

		16,917,810

ENERGY 11.5%
Energy Equipment & Services 3.1%
Dresser, Inc., 9.375%, 04/15/2011	4,500,000	4,893,750
NRG Energy, Inc., 8.00%, 12/15/2013 144A	2,150,000	2,209,125
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	5,350,000	5,657,625
SESI LLC, 8.875%, 05/15/2011	4,450,000	4,828,250

		17,588,750

Oil & Gas 8.4%
Chesapeake Energy Corp., 6.875%, 01/15/2016	4,720,000	4,672,800
El Paso Energy Partners LP, 8.50%, 06/01/2011	4,020,000	4,422,000
Evergreen Resources, Inc., 5.875%, 03/15/2012 144A	1,340,000	1,370,150
Exco Resources, Inc., 7.25%, 01/15/2011	5,645,000	5,870,800
Ferrellgas Escrow LLC, 6.75%, 05/01/2014 144A	5,660,000	5,504,350
Forest Oil Corp., 7.75%, 05/01/2014	6,250,000	6,500,000
Frontier Oil Corp., 11.75%, 11/15/2009	4,000,000	4,350,000
Gulfterra Energy Partners LP, Ser. B, 6.25%, 06/01/2010	2,300,000	2,357,500
Plains Exploration & Production Co., 8.75%, 07/01/2012	3,355,000	3,707,275
Premcor Refining Group, Inc., 6.75%, 05/01/2014	6,250,000	6,328,125
Stone Energy Corp., 8.25%, 12/15/2011	615,000	650,362
Westport Resources Corp., 8.25%, 11/01/2011	1,750,000	2,005,255

		47,738,617

FINANCIALS 7.6%
Diversified Financial Services 1.0%
Arch Western Finance LLC, 6.75%, 07/01/2013 144A	5,400,000	5,508,000

Insurance 1.0%
Couche Tard LP, 7.50%, 12/15/2013	1,255,000	1,289,512
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	4,250,000	4,632,500

		5,922,012

Real Estate 5.6%
CB Richard Ellis Services, Inc., 9.75%, 05/15/2010 REIT	3,299,000	3,645,395
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	4,130,000	4,357,150
FelCor Suites LP, 7.625%, 10/01/2007 REIT	5,000,000	5,175,000
HMH Properties, Inc., Ser. B, 7.875%, 08/01/2008 REIT	1,069,000	1,103,743
Host Marriott LP, Ser. J, 7.125%, 11/01/2013 REIT	4,950,000	4,950,000
LNR Property Corp., 7.625%, 07/15/2013	4,180,000	4,200,900
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014 REIT 144A	2,205,000	2,111,287
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	6,250,000	6,406,250

		31,949,725

[2]

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS (continued)
HEALTH CARE 4.0%
Health Care Equipment & Supplies 0.5%
NeighborCare, Inc., 6.875%, 11/15/2013	$2,635,000	$2,740,400

Health Care Providers & Services 2.8%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	4,250,000	4,754,688
Stewart Enterprises, Inc., 10.75%, 07/01/2008	4,450,000	4,967,312
Triad Hospitals, Inc., 7.00%, 11/15/2013	6,250,000	6,187,500

		15,909,500

Pharmaceuticals 0.7%
Alpharma, Inc., 8.625%, 05/01/2011 144A	4,250,000	4,409,375

INDUSTRIALS 16.2%
Aerospace & Defense 0.5%
Da Lite Screen Co., Inc., 9.50%, 05/15/2011 144A	1,000,000	1,051,250
DRS Technologies, Inc., 6.875%, 11/01/2013	1,525,000	1,540,250

		2,591,500

Commercial Services & Supplies 8.9%
Allied Waste North America, Inc., 6.50%, 11/15/2010	6,250,000	6,218,750
Cenveo Corp., 7.875%, 12/01/2013	6,250,000	5,734,375
Coinmach Corp., 9.00%, 02/01/2010	3,500,000	3,548,125
Geo Group, Inc., 8.25%, 07/15/2013	1,670,000	1,703,400
Iron Mountain, Inc., 6.625%, 01/01/2016	6,250,000	5,796,875
Manitowoc Co., Inc., 7.125%, 11/01/2013	940,000	958,800
Mobile Mini, Inc., 9.50%, 07/01/2013	3,500,000	3,850,000
NationsRent, Inc., 9.50%, 10/15/2010 144A	6,250,000	6,656,250
Newpark Resource, Inc., 8.625%, 12/15/2007	6,025,000	6,175,625
Service Corp. International, 6.75%, 04/01/2016 144A	4,405,000	4,179,244
United Rentals North America, Inc., 6.50%, 02/15/2012	6,000,000	5,820,000

		50,641,444

Machinery 4.6%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	6,000,000	6,525,000
Cummins, Inc., 9.50%, 12/01/2010	4,000,000	4,620,000
Navistar Intl. Corp., 7.50%, 06/15/2011	2,710,000	2,811,625
SPX Corp., 7.50%, 01/01/2013	3,775,000	3,859,938
Terex Corp., 7.375%, 01/15/2014	3,905,000	3,953,812
Wolverine Tube, Inc., 7.375%, 08/01/2008 144A	4,720,000	4,602,000

		26,372,375

Transportation Infrastructure 2.2%
Aviall, Inc., 7.625%, 07/01/2011	6,000,000	6,330,000
Offshore Logistics, Inc., 6.125%, 06/15/2013	6,250,000	6,093,750

		12,423,750

INFORMATION TECHNOLOGY 1.5%
IT Services 1.1%
Stratus Technologies, Inc., 10.375%, 12/01/2008 144A	3,450,000	3,363,750
Unisys Corp., 6.875%, 03/15/2010	2,875,000	2,932,500

		6,296,250

Semiconductors & Semiconductor Equipment 0.4%
Amkor Technology, Inc., 7.75%, 05/15/2013	2,300,000	1,978,000

[3]

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS (continued)
MATERIALS 18.0%
Chemicals 7.6%
Airgas, Inc., 9.125%, 10/01/2011	$1,890,000	$2,133,338
Equistar Chemicals LP, 10.625%, 05/01/2011	4,250,000	4,738,750
Ethyl Corp., 8.875%, 05/01/2010	1,865,000	2,004,875
FMC Corp., 10.25%, 11/01/2009	5,010,000	5,811,600
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	5,050,000	5,757,000
11.625%, 10/15/2010	4,300,000	4,805,250
Lyondell Chemical Co., 9.50%, 12/15/2008	6,250,000	6,570,312
Millennium America, Inc., 9.25%, 06/15/2008	6,250,000	6,781,250
Nalco Co., 7.75%, 11/15/2011 144A	4,510,000	4,712,950

		43,315,325

Containers & Packaging 5.0%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	6,250,000	5,375,000
Graphic Packaging Intl., Inc., 8.50%, 08/15/2011	5,000,000	5,450,000
Jefferson Smurfit Group, 7.50%, 06/01/2013	2,000,000	2,040,000
Norampac, Inc., 6.75%, 06/01/2013	1,995,000	2,014,950
Owens-Brockway Glass Container, Inc., 8.875%, 02/15/2009	6,000,000	6,555,000
Stone Container Corp., 9.75%, 02/01/2011	6,250,000	6,937,500

		28,372,450

Metals & Mining 3.7%
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	2,525,000	2,556,563
Massey Energy Co., 6.625%, 11/15/2010	6,250,000	6,406,250
Peabody Energy Corp.:
5.875%, 04/15/2016	3,350,000	3,107,125
6.875%, 03/15/2013	3,120,000	3,229,200
U.S. Steel Corp., 10.75%, 08/01/2008	4,805,000	5,585,812

		20,884,950

Paper & Forest Products 1.7%
Georgia Pacific Corp., 8.125%, 05/15/2011	3,500,000	3,946,250
Scotts Co., 6.625%, 11/15/2013	6,000,000	6,090,000

		10,036,250

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 1.2%
Insight Midwest LP, 10.50%, 11/01/2010	6,250,000	6,703,125

Wireless Telecommunications Services 0.9%
Nextel Communications, Inc., 5.95%, 03/15/2014	4,825,000	4,595,813
Rural Cellular Corp., 8.25%, 03/15/2012 144A	600,000	618,000

		5,213,813

UTILITIES 0.6%
Multi-Utilities & Unregulated Power 0.6%
Reliant Resources, Inc.:
9.25%, 07/15/2010	1,700,000	1,819,000
9.50%, 07/15/2013	1,625,000	1,755,000

		3,574,000

Total Corporate Bonds (cost $516,012,607)		527,993,132

[4]

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE 3.5%
HEALTH CARE 0.8%
Pharmaceuticals 0.8%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	$4,750,000	$4,732,188

INFORMATION TECHNOLOGY 0.5%
Electronic Equipment & Instruments 0.5%
Celestica, Inc., 7.875%, 07/01/2011	2,930,000	3,010,575

MATERIALS 0.7%
Paper & Forest Products 0.7%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	3,715,000	3,807,875

TELECOMMUNICATION SERVICES 1.5%
Wireless Telecommunications Services 1.5%
Rogers Cantel, Inc., 9.75%, 06/01/2016	2,850,000	3,241,875
Rogers Wireless, Inc., 6.375%, 03/01/2014	5,450,000	5,109,375

		8,351,250

Total Yankee Obligations-Corporate (cost $20,132,490)		19,901,888

	Shares	Value

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional Money Market Fund ø (cost $14,606,072)	14,606,072	14,606,072

Total Investments (cost $550,751,169) 98.7%		562,501,092
Other Assets and Liabilities 1.3%		7,189,091

Net Assets 100.0%		$569,690,183

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
†	Security is deemed illiquid.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.

Summary of Abbreviations:
REIT      Real Estate Investment Trust

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $550,823,982. The gross unrealized appreciation and depreciation on securities based on tax cost was $22,701,304 and $11,024,194, respectively, with a net unrealized appreciation of $11,677,110.

[5]

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS

July 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS 0.2%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
PaNamSat Corp., 8.50%, 02/01/2012 (cost $748,738)	$700,000	$811,125

FOREIGN BONDS-CORPORATE
(PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 57.7%
CONSUMER DISCRETIONARY 5.2%
Auto Components 0.5%
TRW Automotive, Inc., 10.125%, 02/15/2013, EUR	1,377,000	1,915,937

Automobiles 1.3%
Renault SA, 6.125%, 06/26/2009, EUR	3,500,000	4,582,668

Hotels, Restaurants & Leisure 0.9%
Sodexho Alliance SA, 5.875%, 03/25/2009, EUR	2,500,000	3,211,977

Internet & Catalog Retail 0.3%
Great University Stores, 6.375%, 07/16/2009, GBP	600,000	1,107,645

Media 0.4%
WPP Group plc, 6.00%, 06/18/2008, EUR	1,000,000	1,292,731

Multi-line Retail 0.6%
Woolworths Group plc, 8.75%, 11/15/2006, GBP	1,100,000	2,096,117

Specialty Retail 1.2%
LVMH Moet Hennessy:
5.00%, 04/29/2010, EUR	2,000,000	2,497,756
6.125%, 06/25/2008, EUR	1,500,000	1,960,843

		4,458,599

CONSUMER STAPLES 4.1%
Beverages 0.6%
Canandaigua Brands, Inc., 8.50%, 11/15/2009, GBP	1,125,000	2,169,951

Food & Staples Retailing 2.8%
Big Food Group, 9.75%, 06/30/2012, GBP	800,000	1,426,651
Casino Guichard Perrachon SA, 5.25%, 04/28/2010, EUR	3,506,000	4,396,072
McDonald's Corp., 5.625%, 10/07/2009, EUR	500,000	650,215
Tesco plc, 4.75%, 04/13/2010, GBP	3,000,000	3,740,138

		10,213,076

Tobacco 0.7%
Gallaher Group plc, 5.875%, 08/06/2008, EUR	600,767	775,618
Imperial Tobacco, 6.50%, 11/13/2008, GBP	1,000,000	1,842,891

		2,618,509

ENERGY 0.4%
Oil & Gas 0.4%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010, EUR 144A	1,150,000	1,467,617

FINANCIALS 37.7%
Capital Markets 2.7%
Goldman Sachs Group, Inc., 5.125%, 04/24/2013, EUR	1,750,000	2,168,377
Merrill Lynch & Co., Inc.:
4.625%, 10/02/2013, EUR	500,000	593,159
FRN, 2.32%, 02/09/2029 , EUR	2,350,000	2,827,876
Morgan Stanley, 4.375%, 03/01/2010, EUR	3,500,000	4,259,907

		9,849,319

[1]

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

FOREIGN BONDS-CORPORATE
(PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) (continued)
FINANCIALS (continued)
Commercial Banks 14.2%
Banco Santander, 4.00%, 09/10/2010, EUR	7,000,000	$8,447,808
BSCH Issuances, Ltd., 5.125%, 07/06/2009, EUR	2,200,000	2,790,543
Deutsche Bank AG, 5.125%, 01/31/2013, EUR	1,000,000	1,252,728
Eurofima, 6.50%, 08/22/2011, AUD	4,000,000	2,870,240
European Investment Bank:
6.00%, 08/14/2013, AUD	4,713,000	3,271,474
8.00%, 10/21/2013, ZAR	30,000,000	4,259,378
HBOS Treasury Services plc, FRN, 2.21%, 03/14/2008, EUR	3,000,000	3,610,022
Kredit Wiederaufbau, 3.50%, 04/17/2009, EUR	2,620,000	3,141,720
Landesbank Schleswig Holstein, 4.50%, 01/10/2008, SEK	15,000,000	1,993,615
Lehman Brothers Holdings, Inc., FRN, 2.47%, 04/05/2011, EUR	3,000,000	3,602,984
Lloyds Bank plc, 4.75%, 03/18/2011, EUR	2,470,000	3,073,288
Royal Bank of Canada, FRN, 4.91%, 10/08/2004, GBP	4,921,000	8,949,804
Unicredito Italiano Bank:
6.10%, 02/28/2012, EUR	2,200,000	2,926,060
FRN, 2.20%, 10/23/2008 EUR	1,000,000	1,201,560

		51,391,224

Consumer Finance 5.4%
Ford Motor Credit, 7.25%, 02/22/2005, GBP	800,000	1,466,236
GE Capital Australia Funding, 6.00%, 06/15/2011, AUD	3,000,000	2,052,868
General Electric Capital Corp., FRN, 2.17%, 03/03/2008, EUR	1,750,000	2,100,330
International Lease Finance Corp., 4.125%, 10/09/2008, EUR	2,000,000	2,429,781
National Grid Group Finance, 6.125%, 08/23/2011, EUR	1,950,000	2,573,612
Nationwide Building Society, FRN, 2.20%, 11/01/2008, EUR	3,424,000	4,117,751
Olivetti Finance NV, 6.875%, 01/24/2013, EUR	40,000	54,642
Toyota Credit Canada, Inc.:
4.75%, 12/30/2008, CAD	3,820,000	2,908,546
4.75%, 06/29/2009, CAD	2,300,000	1,746,200

		19,449,966

Diversified Financial Services 6.9%
BAT International Finance plc:
4.875%, 02/25/2009, EUR	2,000,000	2,465,874
5.125%, 07/09/2013, EUR	500,000	603,776
Cedulas, 3.25%, 06/19/2010, EUR	6,100,000	7,102,965
Corp Andina De Fom, 7.625%, 12/06/2010, GBP	742,000	1,433,026
Household Financial Corp., 5.125%, 06/24/2009, EUR	3,212,000	4,069,362
JSG Funding plc, 10.125%, 10/01/2012, EUR	2,030,000	2,688,965
Network Rail Finance plc MTN, FRN, 2.10%, 08/27/2004, EUR	1,300,000	1,564,187
Principal Financial Group, 6.25%, 01/31/2008, AUD	2,000,000	1,407,745
Siemens Financier, 5.50%, 03/12/2007, EUR	3,000,000	3,823,873

		25,159,773

Insurance 1.3%
AIG Sunamerica, 5.50%, 03/07/2011, EUR	500,000	648,652
Travelers Insurance Co., 6.00%, 04/07/2009, AUD	6,000,000	4,158,909

		4,807,561

Thrifts & Mortgage Finance 7.2%
Britannia Building Society, 8.875%, 09/30/2011, GBP	1,000,000	1,934,394
Nykredit:
4.00%, 10/01/2020, DKK	19,900,000	3,109,073
6.00%, 10/01/2022, DKK	41,287,819	7,059,367
Realkredit Danmark A/S, 4.00%, 10/01/2020, DKK	75,170,000	11,746,204
Totalkredit, 6.00%, 07/01/2022, DKK	13,275,653	2,265,469

		26,114,507

[2]

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

FOREIGN BONDS-CORPORATE
(PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) (continued)
INDUSTRIALS 4.2%
Aerospace & Defense 0.5%
Bombardier, Inc, 5.75%, 02/22/2008, EUR	1,400,000	$1,595,912

Building Products 0.5%
St. Gobain Nederland BV, 5.00%, 04/16/2010, EUR	1,500,000	1,880,175

Commercial Services & Supplies 0.8%
Agbar International, 6.00%, 11/12/2009, EUR	2,260,000	2,984,245

Construction & Engineering 0.9%
ABB International Finance, Ltd, 11.00%, 01/15/2005, EUR	2,300,000	3,268,534

Electrical Equipment 0.8%
Fimep SA, 11.00%, 02/15/2013, EUR	2,090,000	2,972,618

Industrial Conglomerates 0.7%
Tyco International Group, 5.50%, 11/19/2008, EUR	1,860,000	2,360,508

Road & Rail 0.0%
Deutsche Bahn Finance BV, 6.00%, 06/15/2010, EUR	76,000	100,927

INFORMATION TECHNOLOGY 0.7%
Office Electronics 0.7%
Xerox Corp., 9.75%, 01/15/2009, EUR	1,793,000	2,462,504

TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 3.4%
Deutsche Telekom AG:
7.125%, 07/11/2011, EUR	1,000,000	1,373,459
7.625%, 12/15/2004, GBP	640,000	1,186,028
France Telecom, FRN, 2.37%, 01/23/2007, EUR	2,018,000	2,430,163
Sogerim SA, 7.00%, 04/20/2011, EUR	3,500,000	4,796,369
Telecom Italia SpA, FRN, 2.45%, 10/29/2007, EUR	2,000,000	2,406,200

		12,192,219

UTILITIES 2.0%
Electric Utilities 1.0%
Electricidade De Portugal, 6.40%, 10/29/2009, EUR	2,260,000	3,023,807
Endesa BV, 5.375%, 02/21/2013, EUR	46,000	58,419
Iberdrola International BV, 4.875%, 02/18/2013, EUR	500,000	615,386

		3,697,612

Gas Utilities 0.5%
Total Capital SA, 5.75%, 04/08/2011, AUD	2,500,000	1,704,745

Water Utilities 0.5%
Vivendi Environnement:
5.875%, 06/27/2008, EUR	500,000	649,343
5.875%, 02/01/2012, EUR	1,000,000	1,303,860

		1,953,203

Total Foreign Bonds-Corporate (cost $201,120,609)		209,080,379

FOREIGN BONDS-GOVERNMENT
(PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 35.8%
Australia:
6.00%, 06/14/2011, AUD	2,000,000	1,406,700
6.25%, 04/15/2015, AUD	22,800,000	16,455,895
Canada:
4.50%, 04/17/2008, CAD	2,000,000	1,520,090
Ser. 4, 4.40%, 03/15/2008 CAD	5,100,000	3,891,158
Chile, 5.125%, 07/25/2005, EUR	500,000	615,777
Colombia, 11.375%, 01/31/2008, EUR	500,000	689,978
[3]

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount	Value

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) (continued)
Hungary, 7.00%, 08/12/2005, HUF	2,474,000,000	$11,526,776
Mexico, 7.375%, 03/13/2008, EUR	500,000	670,037
New Zealand:
6.00%, 11/15/2011, NZD	11,850,000	7,411,141
6.50%, 04/15/2013, NZD	13,769,000	8,864,263
Norway, 6.50%, 05/15/2013, NOK	90,620,000	14,959,513
Philippines, 9.125%, 02/22/2010, EUR	1,000,000	1,259,646
Poland, 8.50%, 11/12/2006, PLN	36,000,000	10,059,622
Province of Quebec, 4.25%, 07/09/2010, CAD	1,100,000	808,984
Romania, 10.625%, 06/27/2008, EUR	1,000,000	1,475,362
South Africa, 7.00%, 04/10/2008, EUR	1,383,000	1,818,379
Sweden:
3.825%, 12/01/2004, SEK	70,390,000	11,120,419
5.25%, 03/15/2011, SEK	68,110,000	9,370,062
6.75%, 05/05/2014, SEK	72,500,000	11,032,904
Ukraine, 10.00%, 03/15/2007, EUR	336,006	433,173
United Kingdom, 6.157%, 08/23/2004, GBP	3,125,000	14,294,547

Total Foreign Bonds-Government (cost $128,792,442)		129,684,426

YANKEE OBLIGATIONS - CORPORATE 1.2%
FINANCIALS 1.0%
Diversified Financial Services 1.0%
International Lease Finance Co., 2.51%, 08/12/2004	$3,000,000	3,613,271

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
TPSA Finance BV, 7.75%, 12/10/2008	500,000	559,685

Total Yankee Obligations-Corporate (cost $4,233,128)		4,172,956

YANKEE OBLIGATIONS - GOVERNMENT 0.8%
Egypt, 8.75%, 07/11/2011	500,000	599,000
Korea, 8.875%, 04/15/2008	1,000,000	1,165,000
Malaysia, 7.50%, 07/15/2011	500,000	572,800
Russia, 10.00%, 06/26/2007	500,000	562,650

Total Yankee Obligations-Government (cost $2,605,797)		2,899,450

	Shares	Value

SHORT-TERM INVESTMENTS 3.0%
MUTUAL FUND SHARES 3.0%
Evergreen Institutional Money Market Fund ø (cost $10,841,250)	10,841,250	10,841,250

Total Investments (cost $348,341,964) 98.7%		357,489,586
Other Assets and Liabilities 1.3%		4,861,002

Net Assets 100.0%		$362,350,588

144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

[4]

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	Pound Sterling
HUF	Hungarian Forint
MTN	Medium Term Note
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

The following table shows the percent of total investments by geographic location as of July 31, 2004:

United States	13.1%
United Kingdom	12.4%
Sweden	8.8%
France	8.1%
Denmark	6.8%
Australia	6.7%
Canada	6.5%
New Zealand	4.6%
Spain	4.3%
Norway	4.2%
Luxembourg	4.1%
Netherlands	3.7%
Hungary	3.2%
Poland	2.8%
Germany	1.8%
Italy	1.8%
Cayman Islands	1.4%
Portugal	0.8%
Switzerland	0.8%
Ireland	0.8%
South Africa	0.5%
Romania	0.4%
Philippines	0.4%
Venezuela	0.4%
South Korea	0.3%
Colombia	0.2%
Mexico	0.2%
Chile	0.2%
Egypt	0.2%
Malaysia	0.2%
Russia	0.2%
Ukraine	0.1%

Total	100.0%

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $348,619,727. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,617,760 and $3,747,901, respectively, with a net unrealized appreciation of $8,869,859.

Forward Foreign Currency Exchange Contracts to Sell:
Exchange Date	Contracts to Deliver	U.S. Value at July 31, 2004	In Exchange for U.S. $	Unrealized Gain
10/7/2004	20,000,000 GBP	$36,161,435	$36,340,200	$178,765
[5]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS
July 31, 2004 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 4.7%
Ameriquest Mtge. Securities, Inc., Ser. 2003-11, Class AF6, 5.14%, 01/25/2034	$8,556,000	$8,650,563
Chase Credit Card Master Trust:
Ser. 2002-5, Class A, 1.48%, 10/15/2009	34,430,000	34,498,543
Ser. 2003-1, Class A, 1.43%, 04/15/2008	16,445,000	16,463,400
Chase Funding Mtge. Loan, Ser. 2003-6, Class 1A3, 3.34%, 05/25/2026	14,420,000	14,270,065
Citibank Credit Card Issuance Trust, Ser. 2003, Class A10, 4.75%, 12/10/2015	8,115,000	7,933,161
Citifinancial Mtge. Securities, Inc., Ser. 2003-3, Class AF1, 1.57%, 08/25/2033	8,918,752	8,924,055
Discover Card Master Trust I, Ser. 2003-4, Class A, 1.49%, 05/15/2011	18,000,000	18,032,935
Federal Express Corp. Pass Thru Certs., Ser. 1998-1A, 6.72%, 01/15/2022	8,211,432	8,988,767
MBNA Master Credit Card Trust:
Ser. 2002-4, Class A, 1.49%, 08/17/2009	10,850,000	10,875,931
Ser. 2002-9, Class A, 1.23%, 12/15/2009	19,720,000	19,750,824
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	6,825,000	7,145,396
Ser. 2002-RZ3, Class A3, 3.71%, 02/25/2029	8,247	8,245
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	17,485,000	17,506,863
Ser. 2004-SL2, Class AI, 6.50%, 10/25/2016	21,097,132	21,874,735
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/07/2018	17,680,000	17,770,324

Total Asset-Backed Securities (cost $210,947,918)		212,693,807

COLLATERALIZED MORTGAGE OBLIGATIONS 34.0%
Banc America Comml. Mtge., Inc., Ser. 2003-2, Class A4, 5.06%, 03/11/2041	17,875,000	17,787,160
Banc America Mtge. Securities, Inc., Ser. 2004-F, Class 2A6, 4.19%, 06/25/2034	40,000,000	38,372,652
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-CK2,
Class A4, 4.80%, 03/15/2036	25,593,000	25,154,459
FHLMC:
Ser. 2370, Class VC, 6.00%, 10/15/2019	21,070,000	22,001,956
Ser. 2564, Class BQ, 5.50%, 10/15/2017	26,050,000	26,858,600
Ser. 2617, Class TJ, 4.50%, 08/15/2016	18,000,000	17,651,122
Ser. 2668, Class AD, 4.00%, 01/15/2015	45,162,426	45,337,349
Ser. 2691, Class MD, 4.50%, 10/15/2028	25,600,000	25,124,403
Ser. 2715, Class ND, 4.50%, 03/15/2016	13,330,000	13,222,774
Ser. 2725, Class PD, 4.50%, 02/15/2031	20,400,000	19,989,774
Ser. 2745, Class JG, 5.00%, 10/15/2032	17,175,000	16,725,541
Ser. 2772, Class GE, 5.00%, 08/15/2029	11,036,000	11,084,227
Ser. 2774 Class PD, 5.00%, 08/15/2032	10,997,000	10,698,933
Ser. 2780, Class BD, 4.50%, 10/15/2017	34,660,000	35,041,149
Ser. 2780, Class QD, 4.50%, 03/15/2018	17,135,000	16,680,931
Ser. 2783, Class PC, 5.00%, 12/15/2028	16,598,126	16,640,954
Ser. T-55, Class 1A2, 7.00%, 03/25/2043	21,036,148	22,083,039
Ser. T-57, Class 1A2, 7.00%, 07/25/2043	23,638,312	25,211,749
FNMA:
Ser. 1993-G36, Class ZQ, 6.50%, 12/25/2023	12,749,326	13,391,545
Ser. 2001-44, Class QC, 6.00%, 09/25/2016	80,000	83,412
Ser. 2001-50, Class BA, 7.00%, 10/25/2041	18,963,285	20,225,519
Ser. 2001-51, Class QN, 6.00%, 10/25/2016	43,320,000	45,138,847
Ser. 2001-69, Class PG, 6.00%, 12/25/2016	35,000	36,734
Ser. 2001-T7, Class A1, 7.50%, 02/25/2041	17,437,587	18,753,474
Ser. 2002-2, Class MG, 6.00%, 02/25/2017	29,222,000	30,531,260
Ser. 2002-9, Class PB, 6.00%, 11/25/2014	33,531,088	33,770,725
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	12,220,000	12,825,508
Ser. 2002-15, Class PG, 6.00%, 04/25/2017	33,300,000	35,004,710
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	13,751,034	14,666,330
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	29,485,912	31,835,556
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	44,663	47,636
Ser. 2002-T15, Class A1, 1.65%, 11/26/2032	27,415,957	27,327,620
Ser. 2002-T18, Class A4, 7.50%, 08/25/2042	15,635,494	16,881,440
[1]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
FNMA: (continued)
Ser. 2002-T19, Class A-1, 6.50%, 07/25/2042	$34,277,502	$35,959,259
Ser. 2002-W6, Class 2A, 7.50%, 06/25/2042	52,827,101	57,036,734
Ser. 2003-92, Class PD, 4.50%, 03/25/2017	29,500,000	29,048,871
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	30,467,572	32,495,555
Ser. 2003-W2, Class 2A7, 5.50%, 07/25/2042	20,000	20,503
Ser. 2003-W4, Class 3A, 7.00%, 10/25/2042	22,609,484	24,114,416
Ser. 2003-W6, Class 2A, 5.00%, 09/25/2042	22,942,544	23,297,568
Ser. 2003-W19, Class A5, 5.50%, 11/25/2033	40,000	40,771
Ser. 2004-33, Class MW, 4.50%, 01/25/2030 	21,000,000	19,895,400
Ser. 2004-T1, Class 1A3, 7.00%, 01/25/2044	8,000,706	8,450,531
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	56,260,378	59,425,987
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	16,672,811	17,702,628
Ser. 2004-W9, Class 1A2, 5.95%, 02/25/2044	30,270,000	31,598,989
Ser. 2780, Class TD, 5.00%, 04/15/2028	13,780,000	13,931,689
Ford Credit Trust, Ser. 2001-2, Class A, 1.74%, 07/15/2008	19,400,000	19,452,814
GMAC Comml. Mtge. Securities, Inc.:
Ser. 2000-C3, Class A2, 6.96%, 09/15/2035	16,285,000	18,191,934
Ser. 2003-C3, Class A4, 5.02%, 04/10/2040	10,005,000	9,924,424
GNMA, Ser. 1999-1, Class Z, 6.50%, 01/20/2029	35,709	37,603
Greenwich Capital Comml. Funding Corp.:
Ser. 2003-C2, Class A3, 4.53%, 01/05/2036	15,610,000	15,388,163
Ser. 2004-G1, Class A7, 5.32%, 06/10/2036	15,000,000	15,161,816
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 05/15/2015	10,770,816	11,665,201
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	19,789,597	21,546,082
Ser. 2000-C5, Class A-1, 6.41%, 12/15/2019	8,070,692	8,608,073
Ser. 2001-C2, Class A2, 6.65%, 11/15/2027	43,120,000	47,692,988
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	33,755,000	32,249,962
Ser. 2004-C1, Class A4, 4.57%, 01/15/2031	10,770,000	10,304,217
Morgan Stanley Capital I, Inc.:
Ser. 1997-Xl1, Class A2, 6.88%, 10/03/2030	31,830,000	34,019,519
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	10,994,000	11,329,397
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	38,175,000	41,131,681
Morgan Stanley Dean Witter:
Ser. 2002-IQ2, Class A3, 5.52%, 12/15/2035	11,275,000	11,780,554
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	30,919,000	31,065,674
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%, 04/01/2016 	1,909	1,909
Washington Mutual:
Ser. 2004-AR7, Class A6, 3.96%, 07/25/2034	23,890,000	23,352,119
Ser. 2004-CB2, Class 5A, 5.00%, 07/25/2019	22,858,208	23,327,773
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-5, Class A7, 3.54%, 08/25/2034 	42,020,000	40,339,200
Ser. 2004-N, Class A6, 4.00%, 08/25/2034 	56,030,000	54,489,175

Total Collateralized Mortgage Obligations (cost $1,544,654,645)		1,540,266,267

CORPORATE BONDS 21.7%
CONSUMER DISCRETIONARY 1.9%
Automobiles 0.8%
Ford Motor Co., 6.375%, 02/01/2029	25,730,000	21,836,742
General Motors Corp., 7.20%, 01/15/2011	15,635,000	16,364,295

		38,201,037

Media 0.8%
Comcast Cable Communications Corp., 6.20%, 11/15/2008	9,875,000	10,574,367
Time Warner, Inc., 7.625%, 04/15/2031	22,625,000	24,965,850

		35,540,217

[2]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

CONSUMER DISCRETIONARY (continued)
Multi-line Retail 0.3%
May Department Stores Co., 6.70%, 09/15/2028	$7,730,000	$7,806,705
Target Corp., 5.875%, 11/01/2008	3,750,000	4,026,240

		11,832,945

CONSUMER STAPLES 0.8%
Beverages 0.0%
Coca Cola Enterprises, Inc., 6.95%, 11/15/2026	1,785,000	1,995,230

Food & Staples Retailing 0.8%
Safeway, Inc., 6.50%, 11/15/2008	10,000,000	10,740,250
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	21,170,000	23,728,988

		34,469,238

ENERGY 1.0%
Oil & Gas 1.0%
ChevronTexaco Corp., 9.75%, 03/15/2020	5,000,000	7,110,880
Conoco Funding Co., 5.45%, 10/15/2006	16,110,000	16,894,686
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	17,585,000	19,021,554

		43,027,120

FINANCIALS 12.4%
Capital Markets 3.1%
Alliance Capital Management LP, 5.625%, 08/15/2006	23,740,000	24,863,021
Bank of New York Co., Inc.:
3.75%, 02/15/2008	18,000,000	17,986,644
4.14%, 08/02/2007	16,625,000	16,794,110
Goldman Sachs & Co., Inc.:
3.875%, 01/15/2009	19,345,000	19,010,506
7.35%, 10/01/2009	3,115,000	3,517,632
Legg Mason, Inc., 6.75%, 07/02/2008	1,070,000	1,167,890
Merrill Lynch & Co., Inc.:
3.125%, 07/15/2008	12,400,000	12,009,264
5.36%, 02/01/2007	14,900,000	15,709,174
Morgan Stanley Co., Inc.:
3.625%, 04/01/2008	7,850,000	7,765,345
3.875%, 01/15/2009	23,850,000	23,433,937

		142,257,523

Commercial Banks 1.2%
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	6,265,000	6,995,668
National City Corp., 6.875%, 05/15/2019	10,025,000	11,181,143
PNC Funding Corp.:
6.125%, 02/15/2009	10,440,000	11,201,055
7.50%, 11/01/2009	11,390,000	13,008,200
Wells Fargo & Co., 6.875%, 04/01/2006	11,975,000	12,761,039

		55,147,105

Consumer Finance 3.4%
Caterpillar Financial Services Corp., 4.50%, 06/15/2009	23,000,000	23,302,105
Ford Motor Credit Co.:
7.00%, 10/01/2013	2,525,000	2,574,404
7.375%, 10/28/2009	11,350,000	12,190,547
General Electric Capital Corp.:
5.00%, 06/15/2007	13,350,000	13,906,455
6.125%, 02/22/2011	7,350,000	7,932,605
GMAC:
6.875%, 09/15/2011	24,725,000	25,402,247
[3]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS (continued)
FINANCIALS (continued)
Consumer Finance (continued)
Household Finance Corp.:
4.75%, 05/15/2009	$12,600,000	$12,787,538
6.40%, 06/17/2008	5,875,000	6,364,099
6.50%, 11/15/2008	11,880,000	12,921,603
6.75%, 05/15/2011	8,550,000	9,431,736
International Lease Finance Corp., 4.00%, 01/17/2006	6,850,000	6,976,054
USAA Capital Corp., 5.59%, 12/20/2006 144A	18,000,000	19,012,788

		152,802,181

Insurance 0.2%
Nationwide Life Global Funding I, 5.35%, 02/15/2007 144A	10,000,000	10,445,220

Real Estate 2.1%
AvalonBay Communities, Inc., 6.625%, 01/15/2005 REIT	6,575,000	6,701,069

Duke Realty LP:
3.35%, 01/15/2008 REIT	12,000,000	11,739,012
3.50%, 11/01/2007 REIT	19,800,000	19,720,087
7.05%, 03/01/2006 REIT	3,600,000	3,773,315
Duke Weeks Realty, Ltd., 7.75%, 11/15/2009 REIT	7,510,000	8,635,959
EOP Operating LP:
6.80%, 01/15/2009	9,075,000	9,880,570
7.75%, 11/15/2007	9,000,000	10,019,763
ERP Operating LP, 6.63%, 04/13/2005 REIT	20,520,000	21,081,202
Simon Property Group, Inc., 6.875%, 10/27/2005 REIT	2,350,000	2,451,649

		94,002,626

Thrifts & Mortgage Finance 2.4%
American General Finance Corp.:
4.50%, 11/15/2007	18,525,000	18,889,757
5.875%, 07/14/2006	19,775,000	20,775,358
5.91%, 06/12/2006	2,000,000	2,100,262
Washington Mutual, Inc.:
5.625%, 01/15/2007	9,250,000	9,717,828
6.875%, 06/15/2011	7,305,000	8,083,048
7.50%, 08/15/2006	9,480,000	10,271,163
World Savings Bank FSB, 4.50%, 06/15/2009	38,000,000	38,452,428

		108,289,844

INDUSTRIALS 1.2%
Aerospace & Defense 0.4%
General Dynamics Corp., 4.50%, 08/15/2010	20,000,000	20,079,940

Air Freight & Logistics 0.1%
United Parcel Services, Inc., 8.375%, 04/01/2020	2,000,000	2,559,948

Machinery 0.2%
Ingersoll Rand Co., 6.25%, 05/15/2006	9,550,000	10,069,472

Road & Rail 0.5%
Burlington Northern Santa Fe Corp.:
6.75%, 03/15/2029	8,465,000	8,932,031
7.125%, 12/15/2010	6,870,000	7,740,367
8.625%, 11/01/2004	5,130,000	5,194,936

		21,867,334

INFORMATION TECHNOLOGY 0.3%
Communications Equipment 0.3%
SBC Communications, Inc., 6.25%, 03/15/2011	14,625,000	15,684,464

[4]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS (continued)
MATERIALS 0.3%
Chemicals 0.0%
Dow Chemical Co., 8.625%, 04/01/2006	$1,164,000	$1,266,230

Metals & Mining 0.3%
Alcoa, Inc., 6.50%, 06/01/2011	11,365,000	12,517,229

Paper & Forest Products 0.0%
International Paper Co., 6.50%, 11/15/2007	25,000	27,057
TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 1.6%
BellSouth Corp., 6.375%, 06/01/2028	10,455,000	10,409,416
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	17,000,000	19,756,754
Sprint Capital Corp., 6.875%, 11/15/2028	31,525,000	31,465,102
Verizon, Inc., 5.875%, 01/17/2012	9,050,000	9,405,620

		71,036,892

Wireless Telecommunications Services 0.5%
AT&T Wireless Services, Inc., 8.125%, 05/01/2012	11,975,000	14,031,670
Vodafone Group plc, 7.75%, 02/15/2010	7,380,000	8,520,417

		22,552,087

UTILITIES 1.7%
Electric Utilities 0.9%
Carolina Power & Light Co., 6.50%, 07/15/2012	15,800,000	17,196,609
Devon Energy Corp., 7.95%, 04/15/2032	8,500,000	9,992,260
Georgia Power Co., Ser. G, 6.20%, 02/01/2006	3,250,000	3,409,009
Progress Energy, Inc., 7.75%, 03/01/2031	9,830,000	11,169,387

		41,767,265

Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	16,795,000	18,542,268

Multi-Utilities & Unregulated Power 0.4%
Pacific Gas & Electric Co., 6.05%, 03/01/2034	17,650,000	17,060,402

Total Corporate Bonds (cost $940,300,571)		983,040,874

MORTGAGE-BACKED SECURITIES 19.3%
FHLMC:
4.50%, TBA #	58,665,000	55,401,759
5.00%, 05/01/2034-06/01/2034	33,499,999	32,674,464
5.00%, TBA #	87,395,000	85,155,503
6.00%, 04/01/2014-04/01/2016	25,655,527	26,866,183
6.25%, 07/15/2032	22,000,000	23,696,970
6.50%, 08/01/2013-10/01/2032	5,867,348	6,144,074
7.00%, 02/01/2015	261,813	277,578
7.21%, 06/15/2017 	10,594,248	11,808,349
7.65%, 05/01/2025 	2,580,637	2,909,669
FNMA:
4.12%, 06/01/2013	9,356,512	8,961,102
4.50%, TBA #	101,545,000	99,894,894
5.50%, 04/01/2009	19,789,202	20,489,626
5.57%, 01/01/2006	2,971,646	3,042,053
5.67%, 09/01/2006	3,859,985	3,998,965
5.76%, 07/01/2006	4,977,114	5,152,279
5.81%, 01/01/2009	9,798,990	10,420,921
5.95%, 03/01/2012	6,940,149	7,457,846
6.00%, 04/01/2013-11/01/2017	83,169,594	87,015,021
6.03%, 06/01/2008	9,785,286	10,369,081
6.06%, 04/01/2009	108,467	115,570
6.10%, 03/01/2008	3,210,561	3,416,962
[5]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
FNMA: (continued)
6.125%, 05/01/2009	$4,224,260	$4,532,098
6.13%, 04/01/2009	36,399	39,016
6.14%, 04/01/2009	3,499,961	3,755,177
6.15%, 12/01/2008	4,909,352	5,242,073
6.18%, 12/01/2008	3,781,019	4,038,759
6.19%, 02/01/2006	3,133,532	3,235,858
6.20%, 09/01/2008	927,241	993,608
6.23%, 04/01/2011	96,454	104,507
6.24%, 08/01/2008	5,037,152	5,397,202
6.25%, 02/01/2011	24,135,000	26,642,688
6.29%, 04/01/2008	2,792,368	2,989,954
6.30%, 08/01/2008	2,596,605	2,775,035
6.31%, 03/01/2008	1,474,199	1,577,984
6.32%, 04/01/2009	5,204,876	5,586,690
6.37%, 04/01/2009-08/01/2011	4,437,166	4,853,699
6.375%, 01/01/2009	5,800,818	6,260,986
6.42%, 02/01/2011	144,581	155,532
6.46%, 04/01/2006	606,999	631,240
6.47%, 06/01/2009	5,472,212	5,911,608
6.50%, 06/01/2009-09/01/2032	52,303,464	54,678,193
6.54%, 12/01/2007	59,750	64,128
6.61%, 02/01/2007	6,179,158	6,547,038
6.65%, 12/01/2007	9,512,030	10,224,523
6.70%, 11/01/2007	507,800	546,518
6.81%, 12/01/2006	105,015	111,298
6.84%, 03/01/2007	6,994,573	7,470,692
6.87%, 05/01/2006	1,349,799	1,413,184
6.95%, 08/01/2009	138,127	151,540
7.00%, 08/01/2028-06/01/2032	292,154	309,509
7.02%, 07/01/2009	57,212	62,888
7.09%, 10/01/2007	4,625,742	4,992,145
7.10%, 12/01/2006	3,347,572	3,565,345
7.12%, 09/01/2010	8,820,614	9,919,807
7.13%, 11/01/2006	4,088,889	4,354,918
7.20%, 12/01/2006	1,441,833	1,532,487
7.24%, 11/01/2006	4,385,036	4,658,479
7.32%, 12/01/2010	47,438,826	53,763,868
7.36%, 11/01/2006	5,019,751	5,328,013
7.44%, 07/01/2009	15,550,000	16,999,170
7.48%, 10/01/2006	184,258	196,653
7.50%, 02/01/2012-12/01/2030	15,871,108	16,998,990
7.54%, 11/01/2006	6,646,349	7,064,113
7.74%, 06/01/2007	5,130,371	5,577,114
GNMA:
3.00%, 07/20/2031	6,277,329	6,352,889
4.75%, 07/20/2024	10,390,771	10,489,346
5.50%, 02/15/2034	46,427,422	46,777,701
6.00%, 05/15/2009	281,585	296,258
6.50%, 05/15/2009	204,097	217,243
7.75%, 07/15/2020-08/15/2021	1,515,468	1,655,826
8.25%, 07/15/2008-05/15/2020	1,007,083	1,107,097
8.30%, 06/15/2019	104,574	114,968
11.50%, 05/15/2013-06/15/2013	15,134	17,309

Total Mortgage-Backed Securities (cost $875,136,509)		873,551,833

[6]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 12.6%
U.S. Treasury Bonds, 6.00%, 02/15/2026 ##	$358,855,000	$391,895,139
U.S. Treasury Notes:
2.375%, 08/15/2006	137,145,000	136,309,375
3.50%, 01/15/2011	24,790,004	27,658,307
5.00%, 08/15/2011	14,620,000	15,395,547

Total U.S. Treasury Obligations (cost $573,338,548)		571,258,368

YANKEE OBLIGATIONS-CORPORATE 0.5%
MATERIALS 0.5%
Metals & Mining 0.5%
Alcan Aluminum, Ltd., 6.125%, 12/15/2033 (cost $23,324,210)	23,775,000	23,485,587

	Shares	Value

MUTUAL FUND SHARES 0.4%
Blackrock North American Government Income Trust	976,800	$10,735,032
MFS Government Markets Income Trust	844,700	5,482,103
Oppenheimer Multi-Sector Income Trust	3,000	24,030

Total Mutual Fund Shares (cost $14,617,584)		16,241,165

SHORT-TERM INVESTMENTS 12.5%
MUTUAL FUND SHARES 12.5%
Evergreen Institutional Money Market Fund ø (cost $567,314,775)	567,314,775	567,314,775

Total Investments (cost $4,749,634,760) 105.7%		4,787,852,676
Other Assets and Liabilities (5.7%)		(257,589,254)

Net Assets 100.0%		$4,530,263,422

144A
Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $4,753,279,258. The gross unrealized appreciation and depreciation on securities based on tax cost was $65,408,300 and $30,834,882, respectively, with a net unrealized appreciation of $34,573,418.

[7]

Item 2 — Controls and Procedures

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: September 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: September 22, 2004

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: September 22, 2004